EARNING PER SHARE (Details) - USD ($)	3 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Numerator
Loss for the period (basic EPS)	$ (6,369,262)	$ (4,591,634)
Loss for the period (diluted EPS)	$ (6,369,262)	$ (4,591,634)
Denominator
Weighted average number of shares (basic EPS)	62,851,063	62,846,690
Weighted average number of shares (diluted EPS)	62,851,063	62,846,690
Basic loss attributable to ordinary equity holders of the parent	$ (0.1013)	$ (0.0731)
Diluted loss attributable to ordinary equity holders of the parent	$ (0.1013)	$ (0.0731)